CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY / (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Convertible Redeemable Preferred Shares	Ordinary Shares	Additional Paid-in Capital	Recourse Loans	Accumulated Other Comprehensive Income	Treasury Stock	Retained Earnings/(Accumulated Deficit)
Balance at Dec. 31, 2008	$ (15,620)	$ 30,318	$ 374	$ 2,582		$ 466		$ (19,042)
Balance (in shares) at Dec. 31, 2008		157,629,642	37,434,517
Increase (Decrease) in Shareholders' Equity
Net income for the year	11,306							11,306
Foreign currency translation adjustment	6					6
Recourse loans issued to employees for stock option exercises	(1,795)				(1,795)
Issuance of ordinary shares upon exercise of options and vesting of restricted share units	1,795		129	1,666
Issuance of ordinary shares upon exercise of options and vesting of restricted share units (in shares)			12,899,062
Interest accrual on recourse loans	(5)				(5)
Repayment of recourse loans	133				133
Share-based compensation	842			842
Balance at Dec. 31, 2009	(3,338)	30,318	503	5,090	(1,667)	472		(7,736)
Balance (in shares) at Dec. 31, 2009		157,629,642	50,333,579
Increase (Decrease) in Shareholders' Equity
Net income for the year	19,132							19,132
Issuance of ordinary shares in the initial public offering	67,481		508	66,973
Issuance of ordinary shares in the initial public offering (in shares)			50,802,000
Conversion of preferred shares to ordinary shares in conjunction with the initial public offering	30,318	(30,318)	1,576	28,742
Conversion of preferred shares to ordinary shares in conjunction with the initial public offering (in shares)		(157,629,642)	157,629,642
Issuance of restricted shares	8		8
Issuance of restricted shares (in shares)			794,213
Foreign currency translation adjustment	223					223
Interest accrual on recourse loans	(46)				(46)
Repayment of recourse loans	1,713				1,713
Issuance of ordinary shares to an investor	4,200		20	4,180
Issuance of ordinary shares to an investor (in shares)			1,950,642
Share-based compensation	8,375			8,375
Balance at Dec. 31, 2010	128,066		2,615	113,360		695		11,396
Balance (in shares) at Dec. 31, 2010			261,510,076
Increase (Decrease) in Shareholders' Equity
Net income for the year	51,630							51,630
Repurchase of share	(12,835)						(12,835)
Repurchase of share (in shares)			(9,461,970)
Foreign currency translation adjustment	441					441
Recourse loans issued to employees for stock option exercises	(509)				(509)
Issuance of ordinary shares upon exercise of options and vesting of restricted share units	261		24	237
Issuance of ordinary shares upon exercise of options and vesting of restricted share units (in shares)			2,403,162
Share-based compensation	3,881			3,881
Balance at Dec. 31, 2011	$ 170,935		$ 2,639	$ 117,478	$ (509)	$ 1,136	$ (12,835)	$ 63,026
Balance (in shares) at Dec. 31, 2011			254,451,268